Eaton Vance

Maryland Municipal Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.6%

Security	Principal Amount (000’s omitted)	Value
Education — 9.9%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,047,080
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	987,273
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,129,130
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,121,470
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,263,581
University System of Maryland, 4.00%, 4/1/34	1,000	1,152,220

		$6,700,754

Escrowed/Prerefunded — 4.8%
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$167,124
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	485,388
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,095,870
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,481,116

		$3,229,498

General Obligations — 23.4%
Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,256,930
Anne Arundel County, 5.00%, 10/1/44	1,000	1,291,420
Baltimore, 4.00%, 10/15/25	1,350	1,461,510
Baltimore County, 4.00%, 3/1/40	1,000	1,189,450
Baltimore County, 5.00%, 11/1/31	1,000	1,355,170
Caroline County, 3.00%, 1/15/37	1,335	1,457,259
Frederick County, 5.00%, 8/1/24	1,000	1,194,170
Frederick County, 5.00%, 8/1/31	675	965,223
Howard County, 4.00%, 8/15/36	1,000	1,229,700
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,103,130
Montgomery County, 5.00%, 11/1/29	1,000	1,185,760
Montgomery County, (SPA: U.S. Bank, N.A.), 0.05%, 11/1/37(1)	920	920,000
Worcester County, 4.00%, 8/1/33	1,000	1,231,830

		$15,841,552

Hospital — 10.4%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,171,930
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,054,600

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	$500	$520,465
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,081,920
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,159,040
Maryland Health and Higher Educational Facilities Authority, (UPMC), 4.00%, 4/15/45	500	535,610
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	343,819
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,146,640

		$7,014,024

Housing — 6.9%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,189,920
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	1,019,830
Maryland Community Development Administration, 4.10%, 9/1/38	500	557,430
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	299,241
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	550	582,400
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,019,080

		$4,667,901

Industrial Development Revenue — 0.9%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$580	$590,429

		$590,429

Insured-Bond Bank — 0.8%
Puerto Rico Municipal Finance Agency, (AGM), 5.25%, 8/1/20	$525	$525,882

		$525,882

Insured-Education — 0.4%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$270	$271,212

		$271,212

Insured-Electric Utilities — 0.4%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$135,821
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	145	146,773

		$282,594

Insured-Escrowed/Prerefunded — 4.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,765	$3,221,336

		$3,221,336

Insured-General Obligations — 1.0%
Puerto Rico, (AGC), 5.00%, 7/1/21	$370	$371,965
Puerto Rico, (AGM), 5.125%, 7/1/30	195	196,242
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	126,251

		$694,458

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,899,398

		$3,899,398

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$85,760

		$85,760

Insured-Water and Sewer — 0.7%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$365	$383,860
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	100	100,438

		$484,298

Other Revenue — 3.1%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,114,360

		$2,114,360

Senior Living/Life Care — 8.1%
Baltimore County, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,010,300
Baltimore County, (Riderwood Village, Inc.), 4.00%, 1/1/39	1,000	1,057,920
Baltimore County, (Riderwood Village, Inc.), 4.00%, 1/1/40	95	100,182
Howard County, (Vantage House), 5.00%, 4/1/26	1,285	1,272,754
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	523,775
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	962,810
Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	546,020

		$5,473,761

Special Tax Revenue — 1.2%
Baltimore, (Harbor Point), 3.625%, 6/1/46(2)	$1,000	$813,080

		$813,080

Transportation — 10.0%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$975,370
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	353,304
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	526,155
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,006,190
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,066,880
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	1,081,960
Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.553%, 8/1/26	275	277,033
Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.593%, 8/1/27	260	262,033
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,218,040

		$6,766,965

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 1.9%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,285,810

		$1,285,810

Total Tax-Exempt Investments — 94.6% (identified cost $61,537,208)		$63,963,072

Other Assets, Less Liabilities — 5.4%		$3,629,727

Net Assets — 100.0%		$67,592,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 14.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 11.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2020.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $1,403,509 or 2.1% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,963,072	$—	$63,963,072
Total Investments	$—	$63,963,072	$—	$63,963,072

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.